SEC 1344 (2-2002)

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING
(Check One):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form N-SAR

	For Period Ended:		June 30, 2002
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
LOTUS PACIFIC, INC. Full Name of Registrant
Former Name if Applicable
18200 Von Karman Avenue, Suite 730 Address of Principal Executive Office (Street and Number)
Irvine, CA 92612 City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

        Lotus Pacific, Inc. ("Lotus Pacific" or "Registrant") is unable to complete its preparation of its financial statements for the period ended June 30, 2002 and the related disclosures in Parts I, II, III and IV of Form 10-K by September 30, 2002 without unreasonable effort and expense.

        As previously disclosed in the Current Report on Form 8-K of Registrant, as filed with the Commission on July 2, 2001, and the Consent Solicitation Statement on Schedule 14A as filed on with the Commission on June 8, 2001, on June 29, 2001, a majority of Registrant's stockholders, led by TCL International Holdings (H.K.) Limited, replaced prior management of the Registrant. Following the replacement of prior management, new management of the Registrant has been reviewing various transactions undertaken by the prior management team prior to June 29, 2001, the date current management assumed control of Lotus Pacific.

        As previously disclosed in its Current Reports on Form 8-K and 8-K/A as filed with the Commission on March 26, March 28, April 12 and June 4, 2002, Lotus Pacific dismissed Larson, Allen, Weishair & Co. as its independent accountants effective March 25, 2002, and has replaced such firm with new independent accountants, Hein + Associates LLP. Larson, Allen, Weishair & Co. and its predecessor Schiffman Hughes Brown, P.C. (whose practice became part of Larson, Allen, Weishair & Co. effective January 1, 2000) were initially engaged by prior management of Lotus Pacific.

        As previously disclosed in its Current Report on Form 8-K as filed with the Commission on July 3, 2002, new management of Registrant identified certain transactions undertaken by prior management which may impact reported financial and operating results with respect to its consolidated financial statements for the fiscal year ended June 30, 2001 and prior periods.

        As a result of its preliminary review of such transactions, new management has concluded that a reaudit of the financial statements for the fiscal years ended June 30, 1999, 2000 and 2001 is required and has engaged its new independent accountants to perform such reaudit. In the event such reaudit reveals that Registrant's previously filed financial statements require restatement, Registrant will also file restated financial statements for such prior periods. As of the date hereof, Hein + Associates LLP has not completed its reaudit of such prior periods.

        New management has also concluded that such reaudit may impact Registrant's financial statements for the fiscal year ended June 30, 2002. As a result, new management is unable to complete Registrant's financial statements for the fiscal year ended June 30, 2002 and Hein + Associates LLP has not completed its audit of the financial statements for such period.

        Accordingly, Registrant is unable to file its Form 10-K for the period ending June 30, 2002 as of this date.

PART IV — OTHER INFORMATION

(1)
Name and telephone number of person to contact in regard to this notification

Vincent Yan, President, CEO and CFO (Name)	(949) (Area Code)	475-1880 (Telephone Number)
(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes        ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes        ☐ No

  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

  New management has identified certain transactions undertaken by prior management which may impact reported financial and operating results with respect to Registrant's consolidated financial statements for the fiscal years ended June 30, 1999, 2000, 2001 and 2002. Until the reaudit of such financial statements are completed, a reasonable estimate of the results cannot be made.

Lotus Pacific, Inc. (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	September 30, 2002	By	/s/ VINCENT YAN
Vincent Yan, President, CEO and CFO

[HEIN + ASSOCIATES LLP LETTERHEAD]

September 30, 2002

Mr. Vincent Yan
Lotus Pacific, Inc.
18200 Von Karman Avenue
Suite 730
Irvine, CA 92612

Please be advised that we are unable to provide our opinion on the consolidated financial statements of Lotus Pacific, Inc. for fiscal year ended June 30, 2002 because we are in the process of reauditing the financial statements for fiscal years ended June 1999, 2000, 2001 which reaudit will also impact our audit of fiscal year ended June 30, 2002.

                      Very truly yours,

                      /s/  Hein + Associates LLP

                      HEIN + ASSOCIATES LLP